DERIVATIVE FINANCIAL INSTRUMENTS - Operation Related to Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	$ 143,944	$ 350,680
Amounts payable for spot and forward transactions pending settlement	(1,995)
Spot and Forward Transactions Pending Settlement
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	143,944	350,680
Net amount	$ 143,944	$ 350,680